SCHEDULE OF FINANCE EXPENSES (Details) (Parenthetical) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Interest payments on debentures in shares	$ 694	$ 727
Additional accretion on debentures	1,248	$ 905
Current service cost accretion	$ 209		$ 199